Prepayments, Other Receivables and Other Current Assets - Schedule of Prepayments, Other Receivables and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Prepayments, Other Receivables and Other Current Assets [Abstract]
Prepayments	$ 351,231	$ 501,558
Deposits	122,699	126,364
Other receivables	119,269	82,485
Prepaid tax	105,483	264,727
VAT receivables	692,613	265,505
Prepayments, other receivables and other current assets	$ 1,391,295	$ 1,240,639